Right-Of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Right-Of-Use Assets and Lease Liabilities (Tables) [Line Items]
Schedule of right-of-use assets
Land and buildings
Cost:
Balance as of January 1, 2021	-
Additions during the year:
New leases	654
Adjustments arising from translating financial statements from functional currency to presentation currency	13
Business combination	416

Balance as of December 31, 2021	1,083

Accumulated depreciation:
Balance as of January 1, 2021	-
Additions during the year:
Depreciation and amortization	96

Balance as of December 31, 2021	96

Depreciated cost at December 31, 2021	987

Lease liability [Member]
Right-Of-Use Assets and Lease Liabilities (Tables) [Line Items]
Schedule of right-of-use assets
Land and buildings
Cost:
Balance as of January 1, 2021	-
Additions during the year:
New leases	654
Business combination	501
Lease payments	(68)
Interest expense	26
Adjustments arising from translating financial statements from functional currency to presentation currency	27

Balance as of December 31, 2021	1,140